Investment Risks - Federated Hermes Capital Income Fund	Nov. 30, 2025
Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance.
Mid Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Company Risk. The Fund may invest in mid-capitalization (or “mid-cap”) companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund’s portfolio, performance and Share price.
Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-Cap Company Risk. The Fund may invest in large capitalization (or “large-cap”) companies. In addition, large-cap companies may have fewer opportunities to expand the market for their products or services, may focus their competitive efforts on maintaining or expanding their market share, and may be less capable of responding quickly to competitive challenges. These factors could result in the share price of large companies not keeping pace with the overall stock market or growth in the general economy, and could have a negative effect on the Fund’s portfolio, performance and Share price.
Risk Related to Investing for Value [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in certain up markets. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The value approach to stock selection also carries the risk that the market will not recognize a security’s intrinsic value for a long time (if ever), or that a stock judged to be undervalued may actually be appropriately priced.
Real Estate Investment Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real Estate Investment Trust Risk. Real estate investment trusts (REITs) carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time. Noninvestment-grade securities generally have less liquidity than investment-grade securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
Risk Associated with Noninvestment Grade Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk Associated with Noninvestment-Grade Securities. Securities rated below investment grade may be subject to greater interest rate, credit and liquidity risks than investment-grade securities. These securities are considered speculative with respect to the issuer’s ability to pay interest and repay principal.
Risk Related to the Economy [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Global economic, political and financial conditions, including geopolitical conflicts and other events (e.g., wars, sanctions and terrorism), legislative changes, industry or economic trends and developments, natural disasters or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, have a significant effect the economies of many nations, including the U.S., on financial markets generally and cause the Fund to experience volatility, illiquidity, loss of value, shareholder redemptions, and/or other potentially adverse effects. Among other investments, lower-grade bonds and loans may be particularly sensitive to changes in the economy.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Prepayment and Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities. When interest rates rise, homeowners are less likely to prepay their mortgages. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security, and the price of mortgage-backed securities may decrease more than the price of other fixed-income securities when interest rates rise.
Risk of Foreign Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
Risk of Investing in Emerging Market Countries [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar-denominated securities.
European Union and Eurozone Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	European Union and Eurozone Related Risk. A number of countries in the European Union (EU), including certain countries within the EU that have adopted the euro (Eurozone), have experienced, and may continue to experience, severe economic and financial difficulties. Additional countries within the EU may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund’s investments in euro-denominated securities and derivative contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
Risk of Investing in Derivative Contracts and Hybrid Instruments [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus, such as stock market, interest rate, counterparty credit, currency, liquidity and leverage risks.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
Custodial Services and Related Investment Costs [Member]
Prospectus [Line Items]
Risk [Text Block]	Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.
Exchange Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.
Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying Fund Risk. The risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by underlying funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of underlying funds to achieve their respective investment objectives. The Fund bears Underlying Fund fees and expenses indirectly. The Fund may also earn capital gains from sales of shares of Underlying Funds and/or receive distributions of capital gains from Underlying Funds. The Fund distributes any net capital gains earned to Fund shareholders no less frequently than annually. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Investment companies incur certain expenses, such as management fees and other operating expenses, and, therefore, any investment by the Fund in shares of other investment companies will be subject to two layers of fees and expenses. However, solely with respect to investments in affiliated Underlying Funds, to avoid charging duplicative management fees, the Adviser will waive and/or reimburse the Fund’s Management Fee in an amount equal to the net management fees charged by affiliated Underlying Funds to the Fund on the Fund’s net assets invested in the Underlying Funds.
Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.